Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-41010
Entity Registrant Name	Quantum Cyber N.V.
Entity Central Index Key	0001874252
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	200 Connecticut Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	(203)
Local Phone Number	851-1599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value €0.01 per share
Trading Symbol	QUCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false